Investments - Summary of Investments Held by Corporate (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Investment [Line Items]
Investments	$ 109,926	$ 129,649
Current portion	103,153	122,668
Non-current portion	6,773	6,981
Funds | Available-for-sale
Disclosure Of Investment [Line Items]
Investments		7,045
Bonds | Available-for-sale
Disclosure Of Investment [Line Items]
Investments		115,343
Equity in Unquoted Companies | Available-for-sale
Disclosure Of Investment [Line Items]
Investments		6,981
Equity in Quoted Companies | Available-for-sale
Disclosure Of Investment [Line Items]
Investments		$ 280
Bonds – FVOCI
Disclosure Of Investment [Line Items]
Investments	103,153
Equity in Unquoted Companies – FVTPL
Disclosure Of Investment [Line Items]
Investments	$ 6,773